Stated share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of shares authorized and issued

	Company			SGL
Figures in thousand	2021	2020		2019
Authorised number of shares	10,000,000	10,000,000		10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year[1]	2,923,571	—	*	2,266,261
Scheme implemented[2]	—	2,670,030		—
Shares issued under Sibanye-Stillwater/SGL Share Plan[3]	32,535	6,932		4,442
Issued upon conversion of US$ Convertible Bond[4]	—	248,040		—
Shares delisted (share buy-back)[5]	(147,700)	(1,431)		—
Shares issued for cash[6]	—	—		108,932
Shares issued with acquisition of subsidiary[7]	—	—		290,395
Number of shares in issue at end of the year	2,808,406	2,923,571		2,670,030
[1] Since the Scheme was retrospectively implemented when it became effective in FY2020, the stated share capital presented in the consolidated statement of changes in equity reflects the legally issued shares of the Company from the earliest period presented, being one ordinary share at 31 December 2018 and 31 December 2019
[2] From 1 January 2020 to 23 February 2020, shares of the listed entity presented for the Group were those of SGL. From 24 February 2020, these were exchanged for shares of the Company retrospectively presented for the Group in the consolidated statement of changes in equity. The Scheme was implemented on a share-for-share basis with no change in the total number of issued listed shares
[3] Upon implementation of the Scheme, the SGL equity-settled share plan was transferred to the Company and is settled in the Company’s shares from the effective date onwards (refer note 6.1)
[4] Refer note 28.6
[5] The Group entered into a repurchase and cancellation of shares transactions with certain shareholders which resulted in the total issued shares of Sibanye-Stillwater decreasing by 147,700,000 shares in 2021 and 1,431,197 shares in 2020 (refer below)
6 On 15 April 2019, Sibanye-Stillwater raised net capital of R1.7 billion from a placing of 108,932,356 new ordinary no par value shares to existing and new institutional investors
7 On 10 June 2019, 290,394,531 shares were issued to the shareholders of Lonmin Limited (refer note 16.1)
* Less than one thousand

Rollforward of share capital and reorganisation reserve
Retrospective roll forward of stated share capital and reorganisation reserve:

	SGL		Scheme impact	Regorgani- sation reserve	Company
	Amount (million)	Shares (thousand)	Amount (million)	Amount (million)	Amount (million)		Shares (thousand)
Balance at 31 December 2018	34,667	2,266,261	(34,667)	34,667	—	*	—	*
Shares issued for cash	1,688	108,932	(1,688)	1,688	—		—
Shares issued on Lonmin acquisition	4,307	290,395	(4,307)	4,307	—		—
Shares issued under SGL Share Plan	—	4,442	—	—	—		—
Balance at 31 December 2019	40,662	2,670,030	(40,662)	40,662	—	*	—	*
Scheme implemented[1]				(17,661)	17,661		2,670,030
Shares issued under Company Share Plan				—	—		6,932
Issued upon conversion of US$ Convertible Bond[2]				—	12,573		248,040
Shares delisted (share buy-back)				—	(84)		(1,431)
Balance at 31 December 2020				23,001	30,150		2,923,571
Shares issued under Company Share Plan					—		32,535
Shares delisted (share buy-back)					(8,503)		(147,700)
Balance at 31 December 2021				23,001	21,647		2,808,406
[1] The stated share capital value of the Company on Scheme implementation amounts to the net asset value of the unconsolidated SGL company on the effective date of the Scheme. The reorganisation reserve is the balance between the previously presented stated share capital and the revised stated share capital value of the Company. There was no change in the issued share capital of the SGL Group from 31 December 2019 to the effective date of the Scheme
[2] Refer note 28.6
* Less than R1 million or one thousand shares as indicated